Property and equipment, net (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Property and equipment, net [Line Items]
Gross carrying amount	¥ 1,535,126		¥ 1,250,773
Less: accumulated depreciation	(518,128)		(412,023)
Property and equipment, net	1,016,998	$ 156,310	838,750
Buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount	731,640		482,333
Servers, computers and equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount	588,589		565,786
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Gross carrying amount	18,651		80,812
Decoration of buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount	100,711		68,981
Furniture, fixture and office equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount	24,102		23,259
Motor vehicles [Member]
Property and equipment, net [Line Items]
Gross carrying amount	27,330		24,016
Construction in progress [Member]
Property and equipment, net [Line Items]
Gross carrying amount	¥ 44,103		¥ 5,586